Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade and other payables
Note 31—Trade and other payables

€million	2025	2024
Trade creditors	131	58
Payments received in advance (please also see Note 32)	25	25
Interest on borrowings	74	63
Personnel-related liabilities	113	69
Tax liabilities other than for income tax	59	15
Liability in respect of IRIS 2	394	300
Other financial liabilities	236	148

Total	1,032	678

Of which:
Financial liabilities	973	663
VAT payables	19	10
Tax on salary payable	3	2
Other taxes payable	37	3

Non-financial liabilities	59	15

Other financial liabilities include other accrued expenses of EUR 42 million, airline contractual liabilities of EUR 25 million, accrued revenue share of EUR 17 million, customer collateral deposits of EUR 14 million and customer due refunds of EUR 13 million as at 31 December 2025.
Liability in respect of IRIS
2
The amount of EUR 394 million (2024: EUR 300 million) represents the funds received from European Commission in relation to the IRIS
2
programme, representing funding for programme costs for both SES ASTRA S.A. and other consortium members and subcontractors as well as other programme liabilities.

Payments received in advance
In the framework of receivables securiti
z
ation transactions completed in June 2019 the Group received a net cash amount of EUR 59 million, from the financial institution as advance settlement of future receivables arising between 2022 and 2024 under contracts with a specific customer. The entire outstanding balance of EUR 25 million as at 31 December 2023 was repaid to the financial institution in January 2024.

In June 2022, the Company received a net cash amount of EUR 47 million from the financial institution as advance settlement of future receivables arising between 2024 and 2025 under contracts with a specific customer. A corresponding aggregate liability including interest of EUR 23 million (2024: EUR 48 million), representing SES’s obligation towards the financial institution to continue to provide services to the customer in accordance with the terms of the customer contract, is recorded in the consolidated statement of financial position as at 31 December 2025 under ‘Trade and other payables’ for EUR 25 million (2024: EUR 25 million) and none under ‘Other financial long-term liabilities’(2024: EUR
 23 million
)
.
Tax liabilities other than for income tax
Mainly relate to the provision for litigation for Brazilian indirect taxes of EUR 28 million (2024: 0) and outstanding VAT payable of EUR 19 million (2024: EUR 10 million).